Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

23 Subsequent Events

On February 23, 2016, NXP B.V., together with NXP Funding LLC, issued redemption notices for an aggregate principal amount of $200 million of its $500 million outstanding 3.5% senior notes due 2016. This partial redemption will be made as permitted under Article 3 of the indenture dated as of September 24, 2013 and paragraph 5 of the Notes. The funds for this redemption will come from available surplus cash.